Restatement of Previously Issued Financial Statements (Details) - Schedule of Consolidated Statement of Operations - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income attributable to non-controlling interests		$ (720,036)
Comprehensive (loss) income attributable to non-controlling interest	$ (306,050)	$ (2,788,650)
Loss per share – basic (in Dollars per share)	$ (0.31)	$ (0.9)
Restatement adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income attributable to non-controlling interests		$ 232,256
Comprehensive (loss) income attributable to non-controlling interest	$ 83,031	$ 681,170
Loss per share – basic (in Dollars per share)	$ (0.03)	$ (0.08)
As restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income attributable to non-controlling interests		$ (487,780)
Comprehensive (loss) income attributable to non-controlling interest	$ (223,019)	$ (2,107,480)
Loss per share – basic (in Dollars per share)	$ (0.34)	$ (0.98)